Schedule of Accounts Receivable from Related Party (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	[1]			$ 410,899

[1]	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as at December 31, 2022 and 2023 has been settled on May 10, 2023 and February 22, 2024, respectively. For details, please refer to “e. Related Party Transactions” below.